Financial risk management and fair value estimates (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Investments in shares and derivative financial instruments	$ 35,450	$ 24,607
Loss before income tax	3,545	2,461
Agricultural Business [Member]
Statement [Line Items]
Liability net book value	450,643	339,958
Future exchange contracts liability	7,530	21,253
Loss for the year	45,064	33,996
Future exchange contracts assets	$ 9,230	11,084
Business, description	A 10% depreciation in real terms of the US dollar against the functional currencies would have an equal and opposite effect on the Consolidated Statement of Income and Other Comprehensive Income
Net loss increase before income tax	$ 1,113	$ 1,606
Trade receivables percentage	15.40%	11.20%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Liability net book value	$ 352,280	$ 277,423
Future exchange contracts liability	20
Loss for the year	$ 35,228	$ 27,742
Business, description	A 10% depreciation in real terms of the US Dollar against the functional currencies would have an equal and opposite effect on the Consolidated Statement of Income and Other Comprehensive Income
Long-term financial borrowings fixed interest rate	91.70%	80.50%
Trade receivables percentage	86.54%	94.66%
Percentage of trade receivable by group	13.46%	5.34%
Net loss before income tax	$ 4	$ 633